(36) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 9) - Unconsolidated [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	R$ 596,100	R$ 1,172,336	R$ 1,606,073
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	100,120	2,228	948,624
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	28,445	112,638	267,647
Companhia Luz e Forca Santa Cruz ("CPFL Santa Cruz") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	0	8,427	40,009
Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	0	4,449	9,242
Companhia Jaguari de Energia ("CPFL Jaguari") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	45,770	0	1,291
Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	0	0	7,991
Rio Grande Energia S.A. [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	23,525	24,672	172,432
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	298,511	779,533	110,532
CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	2,859	166,695	1,601
CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	2,508	11,061	4,288
CPFL Planalto Ltda. ("CPFL Planalto") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	5,304	1,471	2,835
CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	0	0	0
CPFL Atende Centro de Contatos e Atendimento Ltda. ("CPFL Atende") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	10,094	5,666	3,382
CPFL Total Servicos Administrativos Ltda. ("CPFL Total") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	22,361	17,810	10,767
NECT Servicos Administrativos Ltda ("Nect") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	22,392	13,424	18,155
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	0	0	4,740
CPFL Eficiencia Energetica S.A ("CPFL Eficiência") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	2,300	0	0
TI Nect Servicos de Informatica Ltda. ("Authi") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	R$ 31,912	R$ 24,264	R$ 2,537